Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 128,878	$ 129,005
Restricted cash	84	93
Inventory	3,656	2,686
Receivables due from related parties	166	315
Other current assets	25,061	11,791
Total current assets	157,845	143,890
Non-current assets
Derivative instruments	109	636
Vessel purchase prepayments	289,600	349,472
Vessels and equipment, net	1,856,461	1,147,274
Other fixed assets	5	10
Total non-current assets	2,146,175	1,497,392
Total Assets	2,304,020	1,641,282
Current liabilities
Current portion of long-term debt	(64,466)	(34,566)
Derivative instruments	(23,434)	(2,371)
Payables due to related parties	(312)	(96)
Accounts payable	(3,373)	(582)
Other current liabilities	(40,247)	(20,117)
Total current liabilities	(131,832)	(57,732)
Non-current liabilities
Long-term debt	(1,337,013)	(744,283)
Other non-current liabilities	0	(2)
Total non-current liabilities	(1,337,013)	(744,285)
Total liabilities	(1,468,845)	(802,017)
Equity
Share capital (2020: 54,110,584 (2019: 54,110,584) shares issued, par value $0.10 per share)	(5,411)	(5,411)
Treasury shares at cost (December 31, 2020: 202,797 (December 31, 2019: nil))	1,661	0
Additional paid in capital	(1,190,333)	(1,190,049)
Accumulated deficit	358,908	356,195
Total equity	(835,175)	(839,265)
Total Liabilities and Equity	$ (2,304,020)	$ (1,641,282)